  SUPPLEMENT TO THE CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

      THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

      Effective immediately, the maximum sales charge (load) imposed on new purchases of the Fund has been lowered from 4.75% of the offering price to 3.00%. The following information, which appears in the tables on pages 8, 9 and 24 of the Prospectus, has been changed to reflect the reduction of the maximum sales charge (load) on new purchases.

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  SHAREHOLDER FEES
   (paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a percentage of offering price)           3.00%(1)

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within 18 months of purchase. See "Other Shareholder Information."

                                     EXAMPLE

-----------------------------------------------------------------------------------------
  MUNICIPAL BOND FUND                   ONE YEAR    THREE YEARS    FIVE YEARS   10 YEARS
-----------------------------------------------------------------------------------------
  CLASS A (WITH OR WITHOUT REDEMPTION)    $494          $900      $1,331      $2,527

                              INITIAL SALES CHARGE

---------------------------------------------------------------------------------------------
                                                                             COMMISSION TO
                                                                              FINANCIAL
                                            AS A % OF       AS A % OF       REPRESENTATIVE
                                              AMOUNT         OFFERING         AS A % OF
           AMOUNT PURCHASED                  INVESTED          PRICE        OFFERING PRICE
---------------------------------------------------------------------------------------------
  Less than $50,000                            3.09%          3.00%              2.75%

  $50,000 to less than $100,000                2.04%          2.00%              1.75%

  $100,000 to less than $250,000               1.01%          1.00%              0.90%

  $250,000 or more                                 0*             0**            0.50%

* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below).

** The distributor may pay a financial representative a fee of up to .50% as follows: .50% on purchases up to and including $3 million, .25% on the next $47 million, .125% on purchase amounts over $50 million.

      OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

February 27, 2002                                                 CSMBA-16-0202